Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies	17. Commitments and contingencies In the course of its ordinary activities, no major claims have been made against the Company.For contractual commitments, refer to Note 15.